Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Eubel Brady & Suttman Mutual Fund Trust
Entity Central Index Key	0001606378
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000143294
Shareholder Report [Line Items]
Fund Name	Eubel Brady & Suttman Income and Appreciation Fund
Trading Symbol	EBSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eubel Brady & Suttman Income and Appreciation Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.
Additional Information Phone Number	(800) 391-1223
Additional Information Website	 https://funddocs.filepoint.com/ebs/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income and Appreciation Fund	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Eubel Brady & Suttman Income and Appreciation Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-10 Year Corp. Index	ICE BofA U.S. Yield Alternatives Index
Jan-2015	$10,000	$10,000	$10,001	$10,000
Jan-2016	$9,505	$9,984	$9,987	$8,763
Jan-2017	$10,690	$10,129	$10,388	$10,221
Jan-2018	$11,180	$10,347	$10,689	$11,052
Jan-2019	$11,085	$10,580	$10,927	$11,370
Jan-2020	$11,571	$11,600	$12,024	$12,838
Jan-2021	$12,394	$12,148	$12,713	$14,476
Jan-2022	$12,891	$11,787	$12,418	$14,165
Jan-2023	$12,783	$10,802	$11,719	$13,456
Jan-2024	$13,493	$11,028	$12,321	$14,270
Jan-2025	$14,592	$11,256	$12,920	$16,309

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income and Appreciation Fund	8.15%	4.75%	3.85%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%
ICE BofA 1-10 Year Corp. Index	4.86%	1.45%	2.59%
ICE BofA U.S. Yield Alternatives Index	14.29%	4.90%	5.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 150,192,757
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$150,192,757 Number of Portfolio Holdings36 Advisory Fee $0 Portfolio Turnover9%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Energy	3.3%
Materials	3.4%
Consumer Staples	6.0%
Industrials	9.0%
Money Market	10.4%
Communications	12.3%
Technology	13.7%
Consumer Discretionary	20.0%
Financials	21.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000143295
Shareholder Report [Line Items]
Fund Name	Eubel Brady & Suttman Income Fund
Trading Symbol	EBSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eubel Brady & Suttman Income Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.
Additional Information Phone Number	(800) 391-1223
Additional Information Website	 https://funddocs.filepoint.com/ebs/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income Fund	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Eubel Brady & Suttman Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Jan-2015	$10,000	$10,000	$10,000
Jan-2016	$9,859	$9,984	$10,073
Jan-2017	$10,535	$10,129	$10,192
Jan-2018	$10,735	$10,347	$10,299
Jan-2019	$10,901	$10,580	$10,567
Jan-2020	$11,342	$11,600	$11,359
Jan-2021	$11,840	$12,148	$11,874
Jan-2022	$11,911	$11,787	$11,582
Jan-2023	$11,745	$10,802	$10,971
Jan-2024	$12,393	$11,028	$11,373
Jan-2025	$13,147	$11,256	$11,772

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income Fund	6.08%	3.00%	2.77%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%
ICE BofA U.S. Corporate & Government 1-10 Yrs Index	3.50%	0.72%	1.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 31, 2025
AssetsNet	$ 416,974,950
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$416,974,950
Number of Portfolio Holdings	51
Advisory Fee	$0
Portfolio Turnover	21%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	3.7%
Communications	4.0%
Consumer Staples	4.1%
Materials	5.4%
Technology	7.5%
Consumer Discretionary	8.6%
U.S. Treasury Obligations	11.3%
Industrials	14.5%
Money Market	14.7%
Financials	25.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.